TRADE AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Current [Abstract]
Trade payables	$ 1,068,905	$ 711,011
Accruals	1,100,562	455,241
Employee benefits	16,158	14,732
Total trade and other current payables	$ 2,185,625	$ 1,180,984